Note 10 - Derivative Liability: Schedule of assumptions used to value the derivative liabilities using the Black-Scholes options pricing model (Details) - 6 months ended Feb. 28, 2015	Total
Minimum
Fair Value Assumptions, Risk Free Interest Rate	0.22%
Fair Value Assumptions, Expected Term	3 months 18 days
Fair Value Assumptions, Expected Volatility Rate	74.00%
Maximum
Fair Value Assumptions, Risk Free Interest Rate	1.61%
Fair Value Assumptions, Expected Term	5 years
Fair Value Assumptions, Expected Volatility Rate	241.00%